LEASES	12 Months Ended
Dec. 31, 2019
Disclosure Of Leases [Abstract]
LEASES
15. LEASES

Mining interest and plant and equipment comprise of owned and leased assets.

As at	December 31, 2019
Mining interests and plant and equipment	$1,467,709
Right-of-use assets	29,217
$1,496,926

The Company leases many assets including buildings, mining equipment, storage facilities and IT equipment. Information for which the Company is a lessee is presented below.

Right-of-use assets

	Buildings	Mining equipment	Storage facilities	Vehicles	IT equipment	Total
Balance, January 1, 2019	1,544	29,982	176	22	59	31,783
Additions (net of disposals)	1,938	4,361	371	—	—	6,670
Depreciation charge for the year	(496)	(9,944)	(205)	(4)	(13)	(10,662)
Foreign currency translation adjustment	82	1,332	10	1	1	1,426
Balance, December 31, 2019	3,068	25,731	352	19	47	29,217

Lease liabilities

As at	December 31, 2019	December 31, 2018
Maturity analysis - contractual undiscounted cash flows
Less than one year	10,485	13,101
One to five years	5,232	10,006
Total undiscounted lease liabilities	15,717	23,107
Lease liabilities included in the statement of financial position	15,316	22,224
Current	10,176	12,465
Non-current	5,140	9,759

Amounts recognized in profit or loss

Year ended December 31, 2019
Interest on lease liability	269
Variable lease payments not included in the measurement of lease liabilities	26,167
Income from sub-leasing right-of-use assets	30
Expenses relating to short-term leases	8,532
Expenses relating to leases of low-value assets, excluding short-term leases of low-value assets	192

Amounts recognized in the statement of cash flows

	Year ended December 31, 2019	Year ended December 31, 2018
Total cash outflow from financing activities	14,673	23,109
Total cash outflow from operating activities	28,212	8,442

As a lessor

The Company is party to contracts for the lease of a portion of its corporate office space, which is sub-leased to third parties. The Company sub-leases office space in three buildings that were leased in 2015 and 2017. The Company has classified the sub-lease as a finance lease because the sub-lease is for the whole of the remaining term of the head lease. Lease income from these sub-leases where the Company acts as a lessor is as below.

Year ended December 31, 2019
Finance lease
Finance income on the net investment of a lease	30

The following table sets out a maturity analysis of lease receivables, showing the undiscounted lease payments to be received after the reporting date.

As at	December 31, 2019
Less than one year	277
One to two years	237
Two to three years	86
Three to four years	—
Total undiscounted lease receivable at December 31, 2019	600
Unearned finance income	27